Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Tables)	6 Months Ended
Jun. 30, 2022
Tables/Schedules
Fair Value Measurements, by Fair Value hierarchy

Assets measured at fair value as of June 30, 2022 and December 31, 2021 were available-for-sale investment securities which are summarized below:

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	June 30,	Assets	Inputs	Inputs
Description	2022	(Level1)	(Level2)	(Level3)

Corporate securities	$ 380,359	$ 380,359	$ --	$ --
Obligations of states and political subdivisions	223,381,877	--	223,381,877	--
Total	$ 223,762,236	$ 380,359	$ 223,381,877	$ --

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2021	(Level1)	(Level2)	(Level3)

Corporate securities	$ 418,548	$ 418,548	$ --	$ --
Obligations of states and political subdivisions	261,183,377	--	261,183,377	--
Total	$ 261,601,925	$ 418,548	$ 261,183,377	$ --